Share-based Payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	6,908,000	6,030,000
Number of options granted	4,552,000	3,067,000
Number of options, Exercised during the period	(1,045,000)	(1,739,000)
Number of options, Forfeited during the period	(1,222,000)	(450,000)
Number of options, Outstanding at end of year	9,193,000	6,908,000
Number of options, Exercisable at end of year	739,000	676,000
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	306,000	378,000
Number of options granted	202,000	66,000
Number of options, Exercised during the period	(129,000)	(102,000)
Number of options, Forfeited during the period	(61,000)	(36,000)
Number of options, Outstanding at end of year	318,000	306,000
Number of options, Exercisable at end of year	25,000	22,000